Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common shares	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive loss	Non-controlling interests	Total
Balance at Sep. 30, 2024		$ 20,814	$ 20,142,071	$ (14,958,678)	$ (35,803)	$ 5,709,517	$ 10,877,921
Balance (in Shares) at Sep. 30, 2024	[1]	819,573
Net loss				(231,942)		75,783	(156,159)
Share-based compensation – common shares		$ 786	421,354				422,140
Share-based compensation – common shares (in Shares)		30,938
Share-based compensation – stock options			8,216				8,216
Currency translation adjustment					(18,844)		(18,844)
Balance at Mar. 31, 2025		$ 21,600	20,571,641	(15,190,620)	(54,647)	5,785,300	11,133,274
Balance (in Shares) at Mar. 31, 2025	[1]	850,511
Balance at Sep. 30, 2024		$ 20,814	20,142,071	(14,958,678)	(35,803)	5,709,517	10,877,921
Balance (in Shares) at Sep. 30, 2024	[1]	819,573
Balance at Sep. 30, 2025		$ 37,137	26,207,879	(17,387,799)	(49,545)	5,612,025	14,419,697
Balance (in Shares) at Sep. 30, 2025	[1]	1,462,271
Net loss				(2,830,131)		(330,947)	(3,161,078)
Rounding from the 16:1 reverse split
Rounding from the 16:1 reverse split (in Shares)	[1]	(23)
Share-based compensation – common shares		$ 873	245,527				246,400
Share-based compensation – common shares (in Shares)	[1]	34,375
Share-based compensation – stock options			1,012,637				1,012,637
Currency translation adjustment					13,270		13,270
Balance at Mar. 31, 2026		$ 38,010	$ 27,466,043	$ (20,217,930)	$ (36,275)	$ 5,281,078	$ 12,530,926
Balance (in Shares) at Mar. 31, 2026	[1]	1,496,623

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.